Bonds - Schedule of bonds' description (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Bonds
Financials charges	CDI
Bonds with Related Parties [member] | Bonds, 9th Issuance, 2nd series [member]
Bonds
Date of issuance	09/28/2022
Maturity Date	09/28/2025
First payment after	36 months
Remuneration payment	Semi-annual interest
Financials charges	CDI + 2.40% p.a.
Principal amount	R$ 250
Bonds with Related Parties [member] | Bonds, 10th Issuance, 2nd series [member]
Bonds
Date of issuance	06/21/2024
Maturity Date	05/15/2029
First payment after	59 months
Remuneration payment	Semi-annual interest
Financials charges	CDI + 1.35% p.a. and CDI + 1.60% p.a.
Principal amount	R$ 500